Transactions in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure About The Transactions In Foreign Currency [Abstract]
Schedule of assets and liabilities
	2021	2020
	US$(000)	US$(000)

Assets
Cash and cash equivalents	51,343	15,356
Advances to suppliers for work in progress	9,210	4,242
Trade and other receivables	4,946	4,587
	65,499	24,185
Liabilities
Trade and other payables	(10,356)	(11,314)
Interest-bearing loans and borrowings	(149,612)	(149,612)
	(159,968)	(160,926)
Cross currency swap position	132,000	150,000
Net monetary position	37,531	13,259